Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Accounts Receivable

Accounts receivable as at December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Accounts Receivable	$9,611,788	$11,437,581
Allowance for doubtful accounts	(4,685,707)	(3,441,650)
Accounts Receivable, net	$4,926,081	$7,995,931
Accounts Receivable - related parties	$10,862,238	$9,787,645
Allowance for doubtful accounts	(2,128,975)	(242,192)
Accounts Receivable - related parties, net	$8,733,263	$9,545,453
Non-current Accounts Receivable	$1,804,189	$1,078,777
Non-current Allowance for doubtful accounts	(156,080)	-
Non-current Accounts Receivable, net	$1,648,109	$1,078,777
Non-current Accounts Receivable - related parties	$4,035,831	$-
Non-current Allowance for doubtful accounts - related parties	(241,882)	-
Non-current Accounts Receivable - related parties, net	$3,793,949	$-

Schedule of Allowance for Doubtful Accounts

The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2019 and 2018.

Balance at January 1, 2018	$2,981,705
Increase in allowance for doubtful accounts	862,644
Foreign exchange difference	(160,507)
Balance at December 31, 2018	$3,683,842
Increase in allowance for doubtful accounts	3,576,669
Foreign exchange difference	(47,867)
Balance at December 31, 2019	$7,212,644

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Recurring fair value measurements:

	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total Gains
		Markets	Significant		(Losses) for
		for	Other	Significant	the year
	As of	Identical	Observable	Unobservable	ended
	December 31,	Liabilities	Inputs	Inputs	December 31,
	2017	(Level 1)	(Level 2)	(Level 3)	2017
Warrants liability	$-	$-	$-	$-	$3,720
Total recurring fair value measurements					$3,720

Schedule of Fair Value of Derivative Liability Related to Warrants

The following tables reflect the quantitative information about recurring Level 3 fair value measurements:

	Series A	Series B
	Warrants	Warrants
December 31, 2017
Annual volatility	56.13%	-
Risk-free rate	1.46%	-
Dividend rate	0.00%	-
Contractual term	0.4 years	-
Closing price of ordinary shares	$1.48	$-
Conversion/exercise price	$7.73	$-

Schedule of Change in Fair Value of Warrants Liability

The table below reflects the components effecting the change in fair value for the year ended December 31, 2017:

	Level 3 Liabilities
	For the Year Ended December 31, 2017
	January 1,		Change in Fair	December 31,
	2017	Settlements	Value	2017
Warrants liability (see Note 14)	$3,720	$-	$(3,720)	$-

Schedule of Future Minimum Payments for Operating Leases	Annual minimum lease payments to be received in the next 5 years:
2020	451,294
2021	470,764
2022	169,435
Total	1,091,493

Schedule of Foreign Currency Translation	The exchange rates adopted are as follows:
	December 31, 2019	December 31, 2018
Year-end RMB to US$ exchange rate	6.9692	6.8787
Average yearly RMB to US$ exchange rate	6.9072	6.6079

Property, Plant and Equipment [Member]
Schedule of Estimated Useful Lives

Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20-50 years
Plant and machinery	3-20 years
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	3-5 years

Intangible Assets [Member]
Schedule of Estimated Useful Lives

Intangible assets are stated at acquisition fair value or cost less accumulated amortization, and amortized using the straight-line method over the following estimated useful lives:

Software development costs	3-5 years
Trademarks	5 years